Goodwill (Tables)	12 Months Ended
Aug. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill carrying amount

Changes in the carrying amount of goodwill for the years ended August 31, 2017 and August 31, 2018 consist of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Beginning balance	102,332	104,035
Additions*	1,703	505,476
Impairment	—	—

Goodwill	104,035	609,511